As filed with the Securities and Exchange Commission on February 28, 2006

1933 Act File No.  2-79143

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-3

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 38

CAPITAL APPRECIATION VARIABLE ACCOUNT

(Exact Name of Registrant)

Sun Life Assurance Company of Canada (U.S.)
(Name of Insurance Company)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617) 237-6030
(Address of Insurance Company’s Principal Executive Offices)

Susan S. Newton, Massachusetts Financial Services Company,
500 Boylston Street, Boston, Massachusetts 02116
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☐ on [date] pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(i)

☒  on April 30, 2007 pursuant to paragraph (a)(i)

☐ 75 days after filing pursuant to paragraph (a)(ii)

☐ on [date] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The following items are herein incorporated by reference to those items filed by the Money Market Variable Account (File No. 2-79141) in Post-Effective Amendment No. 38, filed with the SEC via EDGAR on February 28, 2007:

Cross-Reference Pages

Compass 2 Prospectus dated May 1, 2007

Compass 2 and 3 Statement of Additional Information dated May 1, 2007

Part C

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 26th day of February, 2007.

MONEY MARKET VARIABLE ACCOUNT
HIGH YIELD VARIABLE ACCOUNT
CAPITAL APPRECIATION VARIABLE ACCOUNT
GOVERNMENT SECURITIES VARIABLE ACCOUNT
GLOBAL GOVERNMENTS VARIABLE ACCOUNT
TOTAL RETURN VARIABLE ACCOUNT

(Registrants)

By:	MARIA F. DWYER*
Name:	Maria F. Dwyer
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on February     , 2007.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

ROBERT C. SALIPANTE
Robert C. Salipante
President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants indicated on February 26, 2007.

SIGNATURE	TITLE

J. KERMIT BIRCHFIELD*	Chairman
J. Kermit Birchfield

MARIA F. DWYER*	President (Principal Executive Officer)
Maria F. Dwyer

TRACY A. ATKINSON*	Principal Financial Officer and
Tracy A. Atkinson	Principal Accounting Officer

ROBERT C. BISHOP*	Member of the Boards of Managers
Robert C. Bishop

FREDERICK H. DULLES*	Member of the Boards of Managers
Frederick H. Dulles

DAVID D. HORN*	Member of the Boards of Managers
David D. Horn

MARCIA A. KEAN*	Member of the Boards of Managers
Marcia A. Kean

RONALD G. STEINHART*	Member of the Boards of Managers
Ronald G. Steinhart

HAVILAND WRIGHT*	Member of the Boards of Managers
Haviland Wright

*By:	SUSAN S. NEWTON
Name:	Susan S. Newton
as Attorney-in-fact

Executed By Susan S. Newton on behalf of those indicated pursuant to Powers of Attorney, dated September 1, 2005 and November 1, 2005; incorporated by reference to Money Market Variable Account (File Nos. 2-79141) Post-Effective Amendment No. 37 filed with the SEC via EDGAR on April 28, 2006; and dated May 24, 2006; filed herewith.

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE	TITLE

ROBERT C. SALIPANTE	President and Director (Principal Executive
Robert C. Salipante	Officer)

RONALD H. FRIESEN	Director & Senior Vice President and Chief
Ronald H. Friesen	Financial Officer and Treasurer (Principal Financial and Accounting Officer)

MICHAEL K. MORAN	Vice President and Chief Accounting Officer
Michael K. Moran	and Controller (Chief Accounting Officer)

SANDRA M. DADALT**	Attorney-in-Fact for:
Sandra M. DaDalt	Thomas A. Bogart, Director
Scott M. Davis, Director
Mary M. Fay, Director
Donald A. Stewart, Director

**Sandra M. DaDalt has signed this document on the date indicated on behalf of the above Directors pursuant to powers of attorney duly executed by such persons; incorporated by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement (File No. 2-79143) filed with the SEC via EDGAR on April 28, 2006.

POWER OF ATTORNEY

Capital Appreciation Variable Account

Global Governments Variable Account

Government Securities Variable Account

High Yield Variable Account

Money Market Variable Account

Total Return Variable Account

The undersigned, Managers and officers of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Managed Sectors Variable Account, Money Market Variable Account and Total Return Variable Account (each, the “Registrant”), hereby severally constitute and appoint Tracy A. Atkinson, Christopher R. Bohane, Timothy M. Fagan, Brian E. Langenfeld, Ellen M. Moynihan, Susan S. Newton, Susan A. Pereira, and James O. Yost, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting, unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 24th day of May, 2006.

Signatures	Title(s)

J. KERMIT BIRCHFIELD	Trustee
J. Kermit Birchfield

ROBERT C. BISHOP	Trustee
Robert C. Bishop

FREDERICK H. DULLES	Trustee
Frederick H. Dulles

DAVID D. HORN	Trustee
David D. Horn

MARCIA A. KEAN	Trustee
Marcia A. Kean

C. JAMES PRIEUR	Trustee
C. James Prieur

RONALD G. STEINHART	Trustee
Ronald G. Steinhart

HAVILAND WRIGHT	Trustee
Haviland Wright